*FOIA Confidential Treatment Request*
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January 24, 2006
Via Edgar and Federal Express
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop: 6010
Washington, D.C. 20549

Attn:	Mr. Jeffrey P. Riedler
Ms. Sonia Barros

Re:	Alexza Pharmaceuticals, Inc.
Registration Statement on Form S-1
File No. 333-130644
Ladies and Gentlemen:
On behalf of Alexza Pharmaceuticals, Inc. (the “Company”), we are transmitting for filing one copy of Amendment No. 1 (the “Amendment”) to the Registration Statement on Form S-1, File No. 333-130644 (the “Registration Statement”), marked to show changes to the Registration Statement filed with the Securities and Exchange Commission (the “Commission”) on December 22, 2005.
The Amendment is being filed in response to comments received from the staff of the Commission (the "Staff”) by letter dated January 13, 2006, with respect to the Registration Statement. The numbering of the paragraphs below corresponds to the numbering of the comments, which, for the Staff’s convenience, have been incorporated into this response letter. Page references in the text of the responses in this letter correspond to the page numbers of the Amendment.

January 24, 2006

General
1.	Please note that when you file a pre-effective amendment containing pricing-related information, we may have additional comments. As you are likely aware, you must file this amendment prior to circulating the prospectus.

The Company respectfully acknowledges the Staff’s comment.

2.	Please note that when you file a pre-effective amendment that includes your price range, it must be bona fide. We interpret this to mean that your range may not exceed $2 if you price below $20 and 10% if you price above $20.

The Company respectfully acknowledges the Staff’s comment.

3.	Please note that where we provide examples to illustrate what we mean by our comments, they are examples and not complete lists. If our comments are applicable to portions of the filing that we have not cited as examples, please make the appropriate changes in accordance with our comments.

The Company respectfully acknowledges the Staff’s comment.

4.	Please provide us proofs of all graphic, visual, or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note we may have comments regarding these materials.
     The Company respectfully acknowledges the Staff’s comment. The Amendment includes all the graphic and photographic information the Company intends to provide in the preliminary prospectus, which consists of a photograph and graphic to be included on the inside front cover of the preliminary prospectus.
Prospectus Summary, pages 1-6
5.	Throughout the registration statement, you refer to your product candidates as “novel.” As you have stated that you are currently focusing on small molecule drugs that have been in use for many years and are well characterized, it appears that it is your drug delivery system that is novel. Please revise to clarify.
     The Company respectfully advises the Staff that the Company has received patent protection on the Staccato device and the Staccato method, as described in the Business — Patents and Proprietary Rights section of the prospectus, for creating drug aerosols and composition of matter patent protection on the aerosolized forms of the drugs used with the Company’s system. As a result, the Company believes its product candidates have many novel aspects, despite using as initial components active pharmaceutical ingredients (“API”) that have been used in other

January 24, 2006

forms for many years. The Company has revised the disclosure on pages 1 and 50 of the prospectus to clarify.
6.	You have stated here and throughout your filing that you are developing products to treat patients suffering from acute migraine headaches, panic attacks, acute agitation in patients with schizophrenia and acute pain. You have also stated that you have focused on small molecule drugs that have been in use for many years. It is unclear whether you are developing new formulations of these drugs that are already in use, if you are developing new drugs using the same active ingredients or if your development activities are solely related to the drug delivery system. Please clarify.
     In response to the Staff’s comment, the Company has revised the disclosure on page 1 of the prospectus.
7.	We note your statement that there are currently no drugs approved for the acute treatment of associated panic attacks. Is alprazolam currently used for the treatment of other diseases or conditions?
     In response to the Staff’s comment, the Company has revised the disclosure on page 2 of the prospectus.
8.	Please explain what you mean by “IMS MIDAS data.”
     In response to the Staff’s comment, the Company has revised the disclosure on page 1 of the prospectus.
9.	We note your statement on page 2 that you “estimate that over 25 million postoperative patients experience inadequate pain relief, and approximately 65% of patients diagnosed with cancer experience breakthrough cancer pain.” Please disclose how you arrived at these estimates.
     The Company respectfully acknowledges the Staff’s comment. As noted on page 2 of the prospectus, the Company based its estimates on industry data and clinical literature. According to “Postoperative Pain: Dynastat Cutting Up the Pain Market,” an industry report published by Datamonitor PLC, a national business information company, in 2005, at least half of the 53 million postoperative patients in the U.S. experience inadequate postoperative pain relief despite receiving some form of pain management. In addition, “Breakthrough Pain: Definition, Prevalence and Characteristics,” (Portenoy RK and Hagen NA, Pain 1990; 41: 273-281), an article on breakthrough pain widely cited in the clinical literature, estimates that 65% of patients studied who were suffering from cancer pain experienced breakthrough pain. A recent study on this subject, “Breakthrough Pain Characteristics and Syndromes in Patients with Cancer Pain. An International Survey” (Caraceni A, Martini C, Zecca E, Portenoy RK et al., Palliat Med 2004;18(3):177-183), also reported breakthrough pain in 65% of patients who experience cancer

January 24, 2006

pain. The Company is supplementally providing to the Staff copies of the reports and articles cited above.
10.	Please explain the meaning of a “substrate.”
     In response to the Staff’s comment, the Company has revised the disclosure on page 2 of the prospectus.
11.	As you have chosen to include a summary of your strategy, please balance this discussion by including a discussion of the risks and obstacles you must address in implementing this strategy. This discussion should be at least as prominent as the discussion of your strategy. Additionally, include a discussion of your history of losses, accumulated deficit, that you have no commercially viable products or FDA approved products, potential adverse effects of your product candidates including the effects discussed on page 9 and that you expect to continue incurring substantial losses for the foreseeable future and may never achieve profitability to further balance the discussion in the summary.
     In response to the Staff’s comment, the Company has revised the disclosure on page 3 of the prospectus. The Company supplementally informs the Staff that, as discussed in further detail on page 56 of the prospectus, the effects that were observed and disclosed in the Risk Factor on page 9 were at doses that were proportionately substantially greater than those administered in human clinical trials. In subsequent toxicology studies of AZ-001 involving intermittent dosing, the Company did not observe the same findings and it does not expect to observe these events when AZ-001 is delivered intermittently and at proportionately lower doses in future toxicology studies. Based on this disclosure, the Company respectfully submits to the Staff that additional disclosure is not necessary in this section of the prospectus as it is addressed in both the Risk Factors and Business sections of the prospectus.
Risk Factors, pages 7-27
General
12.	Please revise each subheading to ensure it reflects the risk that you discuss in the text. Many of your subheadings currently either merely state a fact about your business or describe an event that may occur in the future. Succinctly state in your subheadings the risks that result from the facts or uncertainties. For example, see the following:
•	“We rely on third parties to supply the components of our devices.” (Page 14)

•	“If we do not establish strategic partnerships, we will have to undertake development and commercialization efforts on our own.” (Pages 14-15)

•	“The Staccato system cannot be used to deliver many types of drugs.” (Page 16)

January 24, 2006

     In response to the Staff’s comment, the Company has revised the disclosure on the following pages of the prospectus: 12-16.
“We will need substantial additional capital in the future...” pages 8-9
13.	Please incorporate into this discussion the rate at which you are currently burning cash on a monthly basis.
     In response to the Staff’s comment, the Company has revised the disclosure on page 8 of the prospectus.
“We may not be able to produce our devices cost effectively.” page 12
14.	We note that because your products candidates “contain electronic and other components in addition to the active pharmaceutical ingredients” they may be cost prohibitive. Please explain why.
     In response to the Staff’s comment, the Company has revised the disclosure on page 12 of the prospectus.
“We rely on third parties to conduct our preclinical studies and our clinical trials.” . . .Page 13
“We rely on third parties to supply the active pharmaceutical ingredient in our product candidates.” pages 13-14
“We rely on third parties to supply the components of our devices...“page 14
15.	To the extent you have not already done so, please identify the third parties that you substantially rely on for conducting your preclinical studies and clinical trials, for supplying the APIs used in your product candidates and for supplying the components of your devices. Also, to the extent you have any agreements with such parties, please so indicate and describe in your Business section the material terms of the agreements. You should also file the agreements as exhibits to the registration statement. If you have determined that you are not substantially dependent on these parties, please provide us with an analysis supporting this determination.
     The Company has a number of agreements with third parties that provide services to the Company in connection with its preclinical studies and clinical trials, including agreements with contract research organizations, such as Pharmaceutical Product Development, Inc., Covance GFI Research and Advanced Research Corporation, that provide project management and monitoring services. The Company respectfully submits that it does not believe that it is substantially dependent on any one of these third party service providers because each of them provides services that are currently available from a number of other service providers on

January 24, 2006

substantially identical terms which could be secured without material disruption to the Company’s business.
     The Company currently relies on single source suppliers for the majority of the APIs, electronic components and molded plastic airways for each of its product candidates. These suppliers are: Industria Chimica Adriatica SpA for the API in AZ-001, Fermion, a subsidiary of Orion Pharma, for the API in AZ-002, Medichem, S.A., and Ricerca Biosciences LLC for the API in AZ-004, Mallinckrodt Inc. for the API in AZ-004, Flextronics Corporation for the electronic components and Philipps Plastics Corporation for the molded plastic airways. The Company respectfully submits that it does not believe that it is substantially dependent on any one of these third party suppliers because each of them provides products to the Company that are currently available from other sources on substantially identical terms. The Company has no long term commitments with respect to these purchases.
     All of the agreements with service providers, suppliers for the APIs, the electronic components and the molded plastic airways are “made in the ordinary course of business” and are of the type “such as ordinarily accompanies the kind of business conducted” by the Company and other pharmaceutical and biopharmaceutical companies of similar size conducting clinical trials and which rely on outside suppliers for the APIs and components contained in their products. None of these agreements falls within any category set forth in Items 601(b)(10)(ii)(A) (D) of Regulation S-K requiring the Company to file these agreements as exhibits per Item 601(b)(10) of Regulation S-K. Further, the Company submits that the general disclosure of these agreements in the prospectus is provided not because the Company believes the agreements are material, but in the interest of full disclosure so investors are aware that the Company has entered into such agreements and neither directly conducts all of its clinical trial activities, nor manufactures the APIs and all of the components in its product candidates.
“If we do not establish strategic partnerships, we will have to undertake development and commercialization efforts on our own.” pages 14-15
16.	Please explain in your discussion in this risk factor that establishing strategic partnerships is a key element of your business strategy.
     In response to the Staff’s comment, the Company has revised the disclosure on page 14-15 of the prospectus.
“Litigation or other proceedings or third party claims...” page 18
17.	If you are aware of any infringement claims, please disclose this information here.
     The Company respectfully advises the Staff that it is not aware of any pending or threatened infringement claims.

January 24, 2006

“Competition in the pharmaceutical industry is intense...” pages 19-20
18.	Are you aware of any other pharmaceutical companies developing a deep lung inhalation drug delivery system? If you are, this information should be discussed in this risk factor and in the competition discussion in the Business section.
     The Company respectfully advises the Staff that, as stated on page 51 of the prospectus, traditional dry powder and aerosolized inhalation delivery systems have been designed and used primarily for delivery of drugs to the lung airways, but not for deep lung delivery. The Company is not aware of any other companies developing a deep lung inhalation system for small molecule drugs. Although the Company is aware of companies developing deep lung delivery systems for large molecules such as proteins, these molecules are entirely different from, and not intended to treat the same conditions as, the small molecule compounds the Company is developing.
“If we are unable to establish sales and marketing capabilities...” page 20
19.	To the extent practicable, please quantify the expected costs to establish sales and marketing capabilities. We note that this is a key element of your business strategy.
     The Company respectfully advises the Staff that in light of the expected timetable for commercialization of its product candidates, it does not expect to establish a sales and marketing organization until at least 2010. The Company respectfully submits that it is unable to estimate the expense required to establish a sales and marketing organization at that time as it will vary substantially based on a number of factors, including: (i) the intended indication and then available treatments; (ii) the results of clinical trials; (iii) the number of physicians the Company believes are likely to prescribe its products; and (iv) any costs which are assumed or reimbursed in connection with any strategic partnering relationship the Company may enter into.
“If we lose our key personnel...” pages 20-21
20.	To the extent known, please disclose the projected time frame and cost of your hiring the additional executive management personnel needed to execute your business plan.
     The Company advises the Staff that, although it expects to add executive management personnel some time in 2006, such hiring is not necessarily required to execute the Company’s business plan. The Company respectfully submits that it is unable to estimate the cost associated with obtaining such personnel because it will depend on a number of factors, including competition for, and availability of, such executives in the Company’s industry. In response to the Staff’s comment, the Company has revised the disclosure on page 21 of the prospectus.

January 24, 2006

21.	Please name all your key executive officers and personnel and their positions with the company.
     The Company respectfully submits that Thomas B. King, the Company’s President and Chief Executive Officer, is the only key executive officer. In response to the Staff’s comment, the Company has revised the disclosure on page 21 of the prospectus.
22.	To the extent that you have experienced problems attracting and retaining key personnel in the recent past, please revise to describe these problems. Additionally, if any key employee has plans to retire or leave your company in the near future, please revise the discussion to disclose this information.
     The Company respectfully advises the Staff that, to date, it has not experienced problems attracting and retaining key personnel, nor, to the Company’s knowledge do any of its key employees have plans to retire or leave the Company in the near future.
23.	Please state whether you maintain employment contracts with key executive officers and personnel and disclose any termination payments you may be required to make under such agreements.
     The Company advises the Staff that it does not maintain employment contracts with any of its key executive officers or personnel. Further, the Company respectfully directs the Staff to the disclosure on pages 77-78 of the prospectus regarding the change of control agreements that have been entered into with certain of our employees. These change of control agreements provide for certain benefits to these employees upon termination in connection with a change of control. In response to the Staff’s comment, the Company has revised the disclosure on page 21 of the prospectus.
24.	Please disclose whether you have key life insurance policies on any employees.
     In response to the Staff’s comment, the Company has revised the disclosure on page 21 of the prospectus.
“We use hazardous chemicals and highly combustible materials in our business...” page 23
25.	Please disclose whether you maintain insurance for the use of hazardous materials and, if so, the level of coverage. Please also disclose the cost to you of such coverage, if material.
     In response to the Staff’s comment, the Company has revised the disclosure on page 24 of the prospectus. The Company respectfully submits to the Staff that the cost of the coverage is not material.

January 24, 2006

26.	Please discuss if you have been the subject of any investigations in the past.
     The Company advises the Staff that the City of Palo Alto Public Works Department conducted an inspection of its facilities for discharge of non-compliant wastewater in 2003. The Company received a notice of non-compliance for excessive levels of organic solvents in its wastewater and, in response, implemented additional preventive measures to avoid future releases of organic solvents. No releases of such organic solvents have occurred since the Company implemented such measures. No penalty was assessed against the Company, and the Company did not incur any material costs in connection with the preventive measures implemented. The Company is subject to such inspections “in the ordinary course of business” and they are of the type “such as ordinarily accompanies the kind of business conducted” by the Company. The Company respectfully submits that the inspection and notice was not material, and disclosure of the reports generated by the City of Palo Alto Public Works Department would not provide material information to investors.
Use of Proceeds, page 30

27.	As to each of your four product candidates, please clarify what stage of development you expect to achieve using the proceeds from the offering.
     In response to the Staff’s comment, the Company has revised the disclosure on page 31 of the prospectus. The Company advises the Staff that the actual costs and timing of clinical trials are highly uncertain, subject to risk and may change depending upon a number of factors, including the development strategy pursued by the Company, the results of preclinical studies and earlier clinical trials and available resources. The Company respectfully submits to the Staff that, due to these uncertainties, it is unable to estimate what stage of clinical development for each product candidate it expects to achieve using the proceeds from the offering.
28.	Please revise to state the amount in reference to “existing capital resources.”
     In response to the Staff’s comment, the Company has revised the disclosure on page 31 of the prospectus.
Management’s Discussion and Analysis of Financial Condition and Results of Operations, pages 37-47
Overview, pages 37-39
29.	In a recent release called “Commission Statement about Management’s Discussion and Analysis of Financial Condition and Results of Operations,” the staff stated that “the development of MD&A disclosure should begin with management’s identification and evaluation of what information, including the potential effects of known trends, commitments, events, and uncertainties, is important to providing investors and others an

January 24, 2006

accurate understanding of the company’s current and prospective financial position and operating results.” Release Nos. 33-8056; 34-45321; FR-61. Accordingly, your MD&A overview should be a more focused discussion that highlights the key points that are covered in greater detail in the MD&A section, with emphasis on the key trend and analytical points. For example, on page 42 you state that you expect grant revenue to decline in the future. If this is a key trend, please address this in the overview. Please revise. We may have further comments.
     In response to the Staff’s comment, the Company has revised the disclosure on pages 38-40 of the prospectus.
Research and Development Expenses, page 38
30.	Please disclose the following information for each of your major research and development projects:
a. The nature, timing and estimated costs of the efforts necessary to complete the project;
b. The anticipated completion dates;
c. The risks and uncertainties associated with completing development on schedule, and the consequences to operations, financial position and liquidity if the project is not completed timely; and finally
d. The period in which material net cash inflows from significant projects are expected to commence.
Regarding a. and b., disclose the amount or range of estimated costs and timing to complete the phase in process and each future phase. To the extent that information is not estimable, disclose those facts and circumstances indicating the uncertainties that preclude you from making a reasonable estimate.
     In response to the Staff’s comment, the Company has revised the disclosure on page 40 of the prospectus. The Company supplementally advises the Staff that the requested information is not accurately estimable due to the factors discussed on page 40 of the prospectus.
Preclinical Study and Clinical Trial Accruals, page 39
31.	Please revise to provide greater insight into the quality and variability of how the estimate for preclinical study and clinical trial accruals is determined. Please address the following factors in your discussion:

January 24, 2006

• How the company arrived at the estimate

• How accurate the estimate/assumption has been in the past

• How much the estimate/assumption is reasonably likely to change in the future
     In response to the Staff’s comment, the Company has revised the disclosure on page 41 of the prospectus.
Stock-based compensation, page 40
32.	Please disclose in the financial statements the following information for equity instruments granted during the 12 months prior to the date of the most recent balance sheet included in the filing as well as issuances since that date:

• For each grant date, the number of options or shares granted, the exercise price, the fair value of the common stock, and the intrinsic value, if any, per option

• Whether or not the valuation used to determine the fair value of the equity instruments was contemporaneous or retrospective

• Whether or not the valuation specialist was a related party
     In response to the Staff’s comment, the Company has revised the disclosure on pages F-16 - F-17 and F-37 — F-38 of the financial statements to include information for the period from January 1, 2005 through December 31, 2005.
     The Company respectfully advises the Staff that the Company intends to further amend the Registration Statement to include audited financial statements for the year ended December 31, 2005.
     The Company respectfully submits to the Staff the following table that summarizes all option grants, excluding non-employee grants, during the review period of January 1, 2005 through December 31, 2005:

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	Number of	Exercise
	Shares	Price Per	Estimated	Deferred Stock
Grant Date	Granted	Share	Fair Value	Compensation

[...***...]	[...***...]	[...***...]	[...***...]	[...***...]
[...***...]	[...***...]	[...***...]	[...***...]	[...***...]
[...***...]	[...***...]	[...***...]	[...***...]	[...***...]
[...***...]	[...***...]	[...***...]	[...***...]	[...***...]
[...***...]	[...***...]	[...***...]	[...***...]	[...***...]
[...***...]	[...***...]	[...***...]	[...***...]	[...***...]
[...***...]	[...***...]	[...***...]	[...***...]	[...***...]
[...***...]	[...***...]	[...***...]	[...***...]	[...***...]

Total	[...***...]			[...***...]

     The Company reviewed options granted from October 1, 2004 to December 31, 2004 and concluded that the intrinsic value of these grants was not material to the financial instruments.
33.	Please disclose in the Management’s Discussion and Analysis the following information relating to your issuances of equity instruments:

• A more in-depth discussion of significant factors, assumptions, and specific methodologies used in determining fair value

• A discussion of each significant factor contributing to the difference between the fair value as of the date of each grant and the estimated IPO price
     In response to the Staff’s comment, the Company has revised the disclosure on page 42 of the prospectus.
Results of Operations, pages 42-44
34.	Please revise your MD&A so that there is more focus on analysis as required by our recent MD&A Release No. 33-8350; 34-48960; FR-72 (December 19, 2003). In that
***ALXA000-1: Confidential Treatment Request by Alexza Pharmaceuticals, Inc. in connection with the Registration Statement on Form S-1 (File No. 333-130644)

January 24, 2006

release, we explained that, “MD&A requires. ... an ‘analysis’ of known material trends, events, demands, commitments and uncertainties. MD&A should not be merely a restatement of financial statement information in a narrative form. ... A thorough analysis often will involve discussing both the intermediate effects of those matters and the reasons underlying those intermediate effects.” For example, please explain why you expect grant revenue to decline in the future as stated on page 42, and what led to the addition of new government grants from 2003 to 2004 as discussed on page 43. Please review your entire MD&A and revise accordingly. We may have further comments.
     In response to the Staff’s comment, the Company has revised the disclosure on page 38-49 of the prospectus.
Liquidity and Capital Resources, pages 44-45
35.	Please describe the key assumptions you refer to on page 45 as they relate to your working capital and capital expenditure needs for the next 18 months. For example, what clinical trials or preclinical trials does this assumption assume you will have performed.
     In response to the Staff’s comment, the Company has revised the disclosure on page 47 of the prospectus.
Business, pages 48-66
General
36.	Please explain the meaning of technical terms the first time they appear. Set forth below are a few examples of terms that should be explained.

• “titration”

• “PK properties”

• “transdermal and transmucosal forms”
     In response to the Staff’s comment, the Company has revised the disclosure on pages 52, 55, 57 and 58 of the prospectus.
Overview, pages 48-49
37.	We note your statement on page 48 that you believe your Staccato technology will enable you “to move a compound from initial screening through filing of an IND in 12 to 18 months.” Please disclose if you were able to accomplish this for your current product

January 24, 2006

candidates. If not, please explain why you believe you will be able to accomplish this for product candidates in the future.
     In response to the Staff’s comment, the Company has revised the disclosure on page 50 of the prospectus.
Market Opportunity, page 52
38.	Please provide the basis for your belief that approximately seven million patients are unable to take triptan medications safely or have insufficient therapeutic response.
     In response to the Staff’s comment, the Company has revised the disclosure on pages 54-55 of the prospectus. The Company supplementally advises the Staff that the statement on page 54 to the effect that “Many migraine sufferers who do take triptans have an insufficient therapeutic response to these medications” is based on clinical literature. According to the Triptan Cardiovascular Safety Expert Panel, a group formed by the American Headache Society, 20% of migraine sufferers fail to respond to triptans. The Company is supplementally providing to the Staff a copy of an article regarding the findings of the Triptan Cardiovascular Safety Expert Panel.
AZ-001 (Staccato prochlorperazine), pages 54-56
39.	Please revise your disclosure here to explain the significance and meaning of “p<0.05”.
     In response to the Staff’s comment, the Company has revised the disclosure on page 55 of the prospectus.
40.	Please provide further explanation of the intent to treat population and the treatment received population. This discussion is unclear. Were these two separate trials?
     In response to the Staff’s comment, the Company has revised the disclosure on page 55 of the prospectus.
41.	If they were not two separate trials, the following statements appear inconsistent:

“Although analysis of all patients randomized in the trial, known as an intent to treat, or ITT, population, demonstrated positive trends for headache pain relief, the improvement

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compared to placebo was not statistically significant for AZ-001 at specific time point for the pain-free score.” [From the second full paragraph on page 53];

“The TR population pain-free score were statistically significant compared to placebo for the 10mg dose group at 30, 45, 60 and 120 minute time points.” [From the fifth full paragraph on page 53]

Please explain.
     In response to the Staff’s comment, the Company has revised the disclosure on page 55 of the prospectus.
42.	Please provide a textual discussion of the graph provided on page 54.
     In response to the Staff’s comment, the Company has revised the disclosure on page 56 of the prospectus.
AZ-002 (Staccato alprazolam), pages 54-56
43.	Please briefly describe the side effects referred to on page 55.
     In response to the Staff’s comment, the Company has revised the disclosure on page 57 of the prospectus.
Manufacturing, page 58
44.	Please revise the discussion of your agreement with Autoliv ASP to disclose any amounts paid/received to date and the range of amounts you would be required to pay Autoliv if you terminate the agreement.
     In response to the Staff’s comment, the Company has revised the disclosure on page 61 of the prospectus.
Employees, page 66
45.	Please disclose the number of part-time employees you have, if any.
     In response to the Staff’s comment, the Company has revised the disclosure on page 68 of the prospectus.
Patents and Proprietary Rights, page 64
46.	You state that you hold over 20 U.S. patents and you describe four of them. Please revise to describe the nature of the remaining patents.

January 24, 2006

     In response to the Staff’s comment, the Company has revised the disclosure on page 66-67 of the prospectus.
Facilities, page 66
47.	Please revise to disclose the amount of your annual lease payments for the two properties listed.
     In response to the Staff’s comment, the Company has revised the disclosure on page 68 of the prospectus.
Executive Compensation, page 73
48.	Please provide compensation information for the year ended December 2005 in addition to the information for the year ended 2004.
     In response to the Staff’s comment, the Company has revised the disclosure on page 75 of the prospectus.
Financial Statements
Balance Sheet, page F-3
49.	Please revise to present receivables from affiliates as a deduction from stockholders’ equity. Refer to Staff Accounting Bulletin 4:G.
     The Company respectfully advises the Staff that as of September 30, 2005, the Company had five notes receivable outstanding. These notes receivable were from three officers and one non-officer employee of the Company. These included a $1.2 million note receivable from Thomas B. King, the Company’s President and Chief Executive Officer, a $500,000 note receivable and a $100,000 note receivable from Jeffrey S. Williams, the Company’s Senior Vice President, Corporate and Business Development, a $500,000 note receivable from James V. Cassella, the Company’s Senior Vice President, Research and Development, and a $100,000 note receivable from the non-officer employee. All of the notes were issued to assist the officers and the employee with the purchase of homes, and all of the notes were secured. In reference to Staff Accounting Bulletin 4:G, the notes receivable do not evidence a promise to contribute capital to the Company and therefore have not been classified within the equity section. We have reported the notes receivable as a separate line item on the balance sheet in accordance with Regulation S-X 5.02. In addition, the Company respectfully advises the Staff that each of the loan recipients (other than Mr. King) owned substantially less than 1% of the outstanding stock of the Company, and Mr. King owned approximately 3.5% of the Company (assuming exercise of all of his vested and unvested options).

January 24, 2006

Note 11. Convertible Preferred Stock, page F-30
50.	Please tell us what consideration was given to recording a beneficial conversion feature for the 40,435,438 shares of convertible preferred stock issued in November and December 2004. Refer to EITFs 00-27 and 98-5.
     The Company respectfully advises the Staff that in November and December 2004, the Company issued 40,435,448 shares of convertible preferred stock at fair market value representing a per share price of $1.29. These preferred shares are convertible at a 1-for-1 conversion ratio, and there were no warrants issued to the purchasers of the convertible preferred stock. The conversion price and corresponding conversion ratio of each share of convertible preferred stock can only be adjusted in accordance with the price based anti-dilution provisions of the convertible preferred stock as set forth in the Company’s certificate of incorporation. The Company also notes that the pricing of the sale of the convertible preferred stock was determined through arms length negotiations with experienced venture capital investors who were unaffiliated with the Company. The Company further advises the Staff that the Company considered both EITF 00-27 and EITF 98-5, and the Company respectfully submits that there are no beneficial conversion features, as there is no intrinsic value to the holder of the convertible preferred stock at the commitment date.
Note 12. Warrants page F-33
51.	Please discuss the registration rights agreement in the footnotes and clearly outline its requirements and any related damages that may be incurred. Discuss the potential amount of damages possible under the contract, whether any cap exists to limit such damages, and the details of any options to have such damages settled in shares.
     The Company respectfully submits to the Staff that it is not necessary to discuss the registration rights agreement. Two of the four warrants held by Silicon Valley Bank (the “Bank”) provide that the Bank has only “piggy-back” registration rights. This means that the Bank cannot require the Company to register the shares issuable upon exercise of these two warrants. The warrants held by Montgomery & Co. (“Montgomery”) and the remaining two warrants held by the Bank are subject to the Second Amended and Restated Investors’ Rights Agreement between the Company and certain holders of Preferred Stock of the Company, dated November 5, 2004 (the “Agreement”). The Agreement provides that the demand registration rights under the Agreement can only be exercised by holders of an aggregate of at least 35% of the shares subject to the Agreement. The shares issuable upon exercise of the warrants held by Montgomery and two of the warrants held by the Bank represent less than 1% of the shares subject to the Agreement. Accordingly, neither Montgomery nor the Bank can exercise demand registration rights unilaterally.
     Further, the Agreement provides that the investors party to the Agreement cannot exercise their demand registration rights until the earlier of (a) six months after the effectiveness of the Registration Statement or (b) November 5, 2009. The Agreement provides that the Company does not need to register shares held by a holder with registration rights if the holder would be able to sell all of its shares in a three month period without registration. The aggregate

January 24, 2006

of all shares issuable upon exercise of all issued and outstanding warrants (the “Warrant Shares”) represents substantially less than 1% of the common stock that will be outstanding upon the close of the offering. All of the warrants held by the Bank and Montgomery have “net exercise” provisions that allow the holder to receive a net number of shares without payment of the exercise price, based upon the fair market value of the shares. As of the date of this letter, the Bank had held its warrants for in excess of two years, and Montgomery had held its warrants for more than one year. As the Company understands the requirements of Rule 144 promulgated under the Securities Act of 1933, as amended, at such time as demand registration rights could be exercised by the parties to the Agreement, the Bank and Montgomery would be able to sell all of the shares issuable upon exercise of the warrants they hold in a three month period. Accordingly, the Company would not be required to register the Warrant Shares.
52.	Please tell us why you do not believe your warrants meet the criteria of a derivative in SFAS 133. Specifically address each criteria and tell us if the warrants have a cashless exercise feature.
     The Company advises the Staff that the warrants provide for physical settlement or net-share settlement, but do not provide for a net-cash settlement. Therefore, the warrants were recorded to equity in accordance with EITF 00-19. The Company respectfully submits to the Staff that the warrants are not a derivative instrument in accordance with paragraph 11(a) of SFAS 133, as the warrants issued are classified within equity and indexed to the Company’s stock.
53.	It appears that the registration rights agreement requires you to deliver registered shares upon exercise of your warrants. Refer to paragraphs 14—18 of EITF 00-19, which discuss the accounting treatment when a contract is not permitted to be settled in unregistered shares. It appears the warrants may be required to be classified as a liability under EITF 00-19 at fair value, with changes in fair value recorded in earnings (similar to a derivative under SFAS 133).
     The Company respectfully submits to the Staff that the warrants meet the additional condition necessary for equity classification per paragraphs 14-18 of EITF 00-19. Section 3.12 of the Agreement allows the Company to deliver unregistered shares upon exercise of the warrants. Two of the warrants held by the Bank provide that the Bank has only “piggy-back” registration rights. This means that the Bank cannot require the Company to register shares issuable upon the exercise of these warrants held by the Bank (the “Bank Piggy-back Warrant Shares”). Rather, the Bank is only entitled to include the Bank Piggy-back Warrant Shares in a registration statement that the Company has otherwise filed.
     The Company is only required to deliver registered shares to Montgomery upon exercise of the warrant held by Montgomery and to the Bank upon exercise of the remaining two warrants held by the Bank if a sufficient number of all holders of preferred stock party to the Agreement have exercised the demand registration rights set forth in the Agreement. The Agreement provides that the registration demand can only be exercised by holders of an

January 24, 2006

aggregate of at least 35% of the shares subject to the Agreement. Montgomery and the Bank, together, hold less than 1% of the shares subject to the Agreement and therefore cannot exercise demand registration rights unilaterally. In addition, the Agreement provides that there can be no exercise of demand registration rights until the earlier of (a) six months after the effectiveness of the Registration Statement or (b) November 5, 2009. The Agreement allows the Company to deliver unregistered shares upon exercise of the warrants. Accordingly, share delivery is within the control of the Company.
Note 17. Subsequent Events, page F-37
Officer Notes Receivable, page F-37
54.	Please clarify the accounting treatment for the extinguishment of debt in December 2005 and additional amounts paid for taxes and clarify the methodology used to value the change in exercise price. You state that you will settle the transaction based on the intended offering price in your initial public offering. Clarify the intended accounting treatment when you settle the transaction, since it appears the settlement is in a different period than the extinguishment of debt. Tell us the basis for your accounting treatment including any GAAP literature that supports your accounting.
     As of September 30, 2005, the Company had four notes receivable outstanding from three officers, with an aggregate principal value of $2.3 million. (For further detail, please refer to the Company’s response to comment #49). The notes receivable are presented net of a discount relative to the imputed interest rate, with the offsetting deferred compensation included in other assets on the balance sheet, in accordance with APB 21. As of September 30, 2005, the discount and deferred charge relative to the officer notes was $89,000. The notes receivable were due and payable upon certain conditions, including the filing of a registration statement in connection with an initial public offering.
     The notes receivable were secured by the officers’ homes. The notes receivable enabled, but did not obligate, the Company to repurchase, at fair value, shares and stock options (vested and unvested) held by the officers to settle the notes. If the Company exercised its right to repurchase shares or options, then the Company would provide a replacement grant for the number of shares or options repurchased with an exercise price equal to the fair value on the date of grant. The Company, in anticipation of an initial public offering, expected to exercise its right to repurchase these stock options, and therefore these stock option awards were accounted for as variable awards in accordance with EITF 00-23 and FIN 44. The Company has calculated compensation cost each period based on the increase in the value of the Company’s common stock. The Company recognized the compensation cost over the respective service periods, in accordance with FIN 28. During the nine months ended September 30, 2005, the Company recorded $3,282,000 of stock compensation expense relative to the variable awards. The offset

January 24, 2006

was recorded as a liability to accrued stock compensation expense on the balance sheet due to the Company’s intent to repurchase the stock options.
     In December 2005, the Company entered into agreements with the officers to extinguish the notes and release the officers from all obligations thereunder and paid cash for taxes incurred by the officers as a result of such extinguishment. In return, the officers’ stock option awards are being held in escrow by the Company as of December 31, 2005 until such time as the Company repurchases a portion of the stock options from each officer. Under the loan extinguishment agreements, the Company expects to increase the aggregate exercise price for certain options held by the officers by an amount equal to the aggregate value of the extinguished loans and related taxes. The Company anticipates that it will settle the transaction immediately prior to the closing of the planned initial public offering based upon the initial public offering price.
     The Company respectfully advises the Staff that the following proposed entries for the three month period ended December 31, 2005 relating to the extinguishment of the officer notes are under consideration and advisement by the Company and its independent registered public accounting firm:
a.	The Company would record $1,183,000 of additional stock compensation expense relative to the variable awards. The offsetting credit would be booked to accrued stock compensation expense on the balance sheet. The Company calculated the additional compensation cost based on the increase in the value of the Company’s common stock from $1.41 as of September 30, 2005 to $1.80 as of December 31, 2005, in accordance with APB 25. The Company would recognize the compensation costs over the service period in accordance with FIN 28.

b.	The Company would record compensation expense and interest income of $89,000 to amortize the deferred compensation and discount on the notes through December 22, 2005, the date of extinguishment, and to eliminate the remaining balance as of the date of extinguishment, in accordance with APB 21 and FASB Concept Statement No. 7.

c.	Upon extinguishment of the notes, the Company would debit compensation expense in the statement of operations and credit officer and employee notes receivable, net of unamortized discount on the balance sheet for $2,300,000, the principal value of the notes receivable from officers. The discount would have been eliminated through entry b above.

January 24, 2006

d.	The Company paid $1,593,000 in cash to the three officers for taxes incurred on the extinguishment of the debt. The entry would be booked as an increase to compensation expense on the statement of operations.
     The following proposed entries for the three months ended March 31, 2006 relating to the settlement of the loan extinguishment are also under consideration and advisement by the Company and its independent registered public accounting firm assuming this offering closes during this time period:
a.	The Company will record stock compensation expense relative to the variable awards through the settlement date. Beyond the settlement date, the right of repurchase no longer exists and the replacement grant would have been made, and therefore, in accordance with EITF 00-23, the variable accounting treatment would cease. In addition, to the extent that the Company accelerated the vesting of certain stock options in connection with the settlement of the loan extinguishment, additional stock compensation expense would be recognized. The offsetting credit will be booked to accrued stock compensation expense on the balance sheet.

b.	Upon settlement of the transaction, the Company will reclassify the amount accumulated in accrued stock compensation to additional paid-in-capital on the balance sheet.
Item 16. Exhibits and Financial Statement Schedules, page II-3
55.	Please file your remaining exhibits, including the legal opinion with your next amendment or as soon as it becomes available as we will need time to review it prior to granting effectiveness of the registration statement.

The Company respectfully acknowledges the Staff’s comment.
Please do not hesitate to call me at (720) 566-4025 or Christian J. Scognamillo at (650) 843-5196 if you have any questions or would like additional information regarding this matter.
Sincerely,
/s/ Brent D. Fassett
Brent D. Fassett, Esq.

cc:	Nancy Morris (Securities and Exchange Commission)
Suzanne Hayes (Securities and Exchange Commission)
Thomas B. King (Alexza Pharmaceuticals, Inc.)
August Moretti (Alexza Pharmaceuticals, Inc.)
James C. T. Linfield, Esq. (Cooley Godward LLP)
Christian J. Scognamillo, Esq. (Cooley Godward LLP)

January 24, 2006

Alan C. Mendelson, Esq. (Latham & Watkins LLP)
William C. Davisson, III, Esq. (Latham & Watkins LLP)